Consolidated Statements of Cash Flows - RUB (₽) ₽ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018 [1]
OPERATING ACTIVITIES:
Net income for the year	₽ 1,885,825	₽ 1,581,026		₽ 1,032,845
Adjusted for non-cash items and items not affecting cash flow from operating activities:
Depreciation and amortization	750,558	683,317		586,131
Net finance costs	350,216	526,516		553,724
Net foreign exchange (gain)/loss	(83,030)	46,508		8,742
Gain on disposal of subsidiary				(6,131)
Other non-cash items	(5,509)	5,690		1,616
Management incentive agreement, including social taxes	262,647	196,993		78,648
Share-based payments to Board of directors	21,714	12,842
Share of loss of equity-accounted investees, net of income tax	49,181	30,542
Income tax expense	685,772	644,422		509,602
Change in trade receivables and other operating assets	(19,546)	(90,218)		(8,029)
Change in contract liabilities	343,903	307,388		600,469
Change in trade and other payables	161,742	76,418		56,877
Change in other liabilities	17,300	147,685
Income tax paid	(840,021)	(975,655)		(693,803)
Interest paid	(366,179)	(582,420)		(624,003)
Net cash generated from operating activities	3,214,573	2,611,054		2,096,688
INVESTING ACTIVITIES:
Acquisition of subsidiary, net of cash acquired	(3,004,299)
Acquisition of equity-accounted investee		(234,730)
Proceeds from disposal of subsidiary, net of cash disposed of				(10,847)
Acquisition of intangible assets	(77,723)	(97,818)		(134,702)
Acquisition of property and equipment	(178,782)	(381,648)		(119,942)
Loans issued to equity-accounted investees	(19,235)
Interest received	52,432	77,079		90,943
Net cash (used in)/generated from investing activities	(3,227,607)	(637,117)		(174,548)
FINANCING ACTIVITIES:
Bank and other loans received	4,616,478			270,000
Non-convertible bonds issued	4,000,000
Bank loan origination fees	(56,668)
Bank and other loans repaid	(5,397,895)	(1,325,000)		(690,000)
Payment for lease liabilities	(59,737)	(61,376)
Dividends paid to shareholders	(1,885,441)	(1,133,501)
Dividends paid to non-controlling interest	(102,731)	(131,456)		(77,629)
Acquisition of non-controlling interests		(2,107)
Contribution from non-controlling interest	44
Net cash generated from/(used in) financing activities	1,114,050	(2,653,440)		(497,629)
Net increase/(decrease) in cash and cash equivalents	1,101,016	(679,503)		1,424,511
Cash and cash equivalents, beginning of year	2,089,215	2,861,110	[1]	1,416,008
Cash and cash equivalents included in assets held for sale, beginning of year				10,801
Effect of exchange rate changes on cash	177,379	(92,392)		9,790
Cash and cash equivalents, end of year	₽ 3,367,610	₽ 2,089,215		₽ 2,861,110

[1]	The Group has initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under the approach, comparative information is not restated. See Note 4.